Employee Benefits	12 Months Ended
Dec. 31, 2017
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Employee Benefits

17.	Employee Benefits

Details of the employee benefits are as follows:

	2017	2016	2015
	(Euros in thousands)
Salaries and wages	9,556	5,166	3,204
WBSO subsidy	(3,523)	(1,721)	(348)
Social security premiums	621	382	238
Health insurance	222	27	31
Pension costs	652	507	241
Share-based payment expenses	12,815	3,307	567
Other personnel expense	656	442	—

	20,999	8,110	3,933

Share-based payment expenses (see Note 14) were recognized as employee benefit expenses as follows:

(euros in thousands)	2017	2016	2015
Research and development costs	3,245	703	168
Management and administration costs	8,942	2,037	230
Other expenses	628	567	169

	12,815	3,307	567

The WBSO (“afdrachtvermindering speur- en ontwikkelingswerk”) is a Dutch fiscal facility that provides subsidies to companies, knowledge centers and self-employed people who perform research and development activities (as defined in the WBSO Act). Under this Act, a contribution is paid towards the labor costs of employees and other costs directly involved in research and development. The contribution is in the form of a reduction of payroll taxes and social security contributions. Subsidies relating to labor costs are deferred and recognized in the income statement as negative labor costs over the period necessary to match them with the labor costs that they are expected to be incurred.

The Company has received and recognized subsidies of €3.5 million (2016: €1.7 million; 2015: €0.3 million). The increases in subsidies for each year are primarily attributable to the increase in the Company’s eligible research and development activities and the expansion of the Company’s preclinical and clinical development programs for MCLA-128, MCLA-117, MCLA-158 and MCLA-145.

The average number of personnel during the year was approximately 69 (2016: 45; 2015: 32), with a majority employed in the Netherlands, with the exception of an average of ten (2016: two; 2015: nil) employees employed in the United States. Employees are principally employed in the area of research and development. For the years ended December 31, 2017 and 2016, a total of 21 and 11 employees, respectively, which are devoted to activities other than research and development, are included under management and administration costs.